Oil and Gas Properties - Additional Information (Detail)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) Boe	Jun. 30, 2016 USD ($) Boe	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 26, 2016 USD ($)	Jun. 15, 2016 USD ($)
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Production related to property barrels of oil equivalents per day | Boe	436	86
Business divestitures sale price						$ 14,000,000	$ 2,200,000
Business divestiture closing date			Oct. 31, 2016
Impairment of oil and gas properties	$ 29,100,000		$ 29,100,000
Asset retirement costs			4,000,000
Related asset retirement liability	4,505,000		4,505,000
Impairment related to leased acreage		$ 1,900,000
Impairment of oil and gas properties	$ 29,144,000		$ 31,082,000	$ 28,622,961	$ 5,478,264
Proven Oil And Gas Properties
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Impairment of oil and gas properties				19,696,000	$ 5,478,000
Unproved Oil And Gas Properties
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Impairment of oil and gas properties				$ 8,927,000